VANECK MORNINGSTAR WIDE MOAT FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.1%
Banks : 2.5%
US Bancorp 17,285 $ 835,384
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Capital Goods : 17.1%
Allegion PLC 2,775 492,146
Boeing Co. * 3,587 774,182
Caterpillar, Inc. 1,091 520,571
Deere & Co. 865 395,530
Huntington Ingalls Industries,
Inc. 3,262 939,162
IDEX Corp. 4,677 761,229
Masco Corp. 6,147 432,687
Nordson Corp. 1,771 401,928
Northrop Grumman Corp. 793 483,191
Otis Worldwide Corp. 4,767 435,847
5,636,473
Commercial & Professional Services : 4.6%
Broadridge Financial Solutions,
Inc. 1,644 391,552
Copart, Inc. * 8,544 384,224
TransUnion 8,766 734,415
1,510,191
Consumer Discretionary Distribution &
Retail : 1.2%
Amazon.com, Inc. * 1,766 387,761
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Consumer Durables & Apparel : 2.5%
NIKE, Inc. 11,900 829,787
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Consumer Services : 1.2%
Airbnb, Inc. * 3,342 405,786
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Financial Services : 4.5%
Charles Schwab Corp. 4,456 425,414
Jack Henry & Associates, Inc. 2,562 381,559
MarketAxess Holdings, Inc. 3,976 692,818
1,499,791
Food, Beverage & Tobacco : 8.4%
Brown-Forman Corp. † 15,098 408,854
Constellation Brands, Inc. 5,168 695,974
Hershey Co. 2,313 432,647
Mondelez International, Inc. 12,556 784,373
PepsiCo, Inc. 3,102 435,645
2,757,493
Health Care Equipment & Services : 4.9%
GE HealthCare Technologies,
Inc. 10,604 796,360
Zimmer Biomet Holdings, Inc. 8,222 809,867
1,606,227
Number
of Shares Value
Household & Personal Products : 7.2%
Clorox Co. 6,399 $ 788,997
Estee Lauder Cos, Inc. 10,364 913,276
Kenvue, Inc. 41,101 667,069
2,369,342
Materials : 0.9%
International Flavors &
Fragrances, Inc. 4,980 306,469
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Media & Entertainment : 2.8%
Alphabet, Inc. 2,225 540,897
Walt Disney Co. 3,348 383,346
924,243
Pharmaceuticals, Biotechnology & Life
Sciences : 18.9%
Agilent Technologies, Inc. 6,609 848,265
Amgen, Inc. 2,848 803,706
Bristol-Myers Squibb Co. 16,949 764,400
Danaher Corp. 4,071 807,117
Merck & Co., Inc. 9,909 831,662
Pfizer, Inc. 16,500 420,420
Thermo Fisher Scientific, Inc. 1,819 882,251
West Pharmaceutical Services,
Inc. 3,373 884,839
6,242,660
Semiconductors & Semiconductor
Equipment : 10.4%
Applied Materials, Inc. 4,879 998,926
Entegris, Inc. † 5,070 468,772
Monolithic Power Systems, Inc. 553 509,114
NXP Semiconductors NV 3,689 840,096
Teradyne, Inc. 4,545 625,574
3,442,482
Software & Services : 10.7%
Adobe, Inc. * 2,073 731,251
Fortinet, Inc. * 5,182 435,703
Microsoft Corp. 836 433,006
Salesforce, Inc. 3,076 729,012
Tyler Technologies, Inc. * 735 384,523
Workday, Inc. * 3,335 802,834
3,516,329
Transportation : 2.3%
United Parcel Service, Inc. 8,903 743,668
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Total Common Stocks
(Cost: $31,485,107) 33,014,086
Total Investments: 100.1%
(Cost: $31,485,107) 33,014,086
Liabilities in excess of other assets: (0.1)% (36,471)
NET ASSETS: 100.0% $ 32,977,615
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $146,685.